Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net earnings from continuing operations	$ 91,571	$ 39,915	$ 53,909
Depreciation and amortization	44,924	38,624	36,033
Spin-off Stock Based Compensation Costs		35,400
Deferred income tax	9,998	2,752	1,488
Earnings from equity method investments	(894)	(729)	(589)
Stock option expense	3,279	4,253	2,358
Other	12,495	2,983	(1,226)
Incremental tax benefit on stock options exercised			(4,597)
Accounts receivable	(16,737)	(5,574)	(25,285)
Unbilled revenues	(16,479)	(12,738)	(3,487)
Prepaid expenses and other current assets	3,010	(5,880)	(1,377)
Accounts payable	6,228	(7,868)	19,539
Accrued liabilities	16,508	41,376	48,512
Income tax payable	419	4,785	(4,095)
Unearned revenues	(945)	(2,570)	2,884
Other liabilities	3,476	(6,634)	(1,557)
Contingent acquisition consideration paid	(591)	(1,421)	(19,785)
Discontinued operations		30,564	56,343
Net cash provided by operating activities	156,262	157,238	159,068
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(82,073)	(44,108)	(91,559)
Disposal of business, net of cash disposed (note 4)			8,373
Purchases of fixed assets	(25,046)	(22,515)	(30,067)
Advisor loans issued	(26,059)	(7,239)	(8,239)
Other investing activities	(511)	(680)	5,221
Discontinued operations		(10,871)	(39,906)
Net cash used in investing activities	(133,689)	(85,413)	(156,177)
Financing activities
Increase in long-term debt	218,056	644,963	307,715
Repayment of long-term debt	(201,103)	(707,284)	(193,033)
Purchases of subsidiary shares from NCI	(14,074)	(9,039)	(36,025)
Sale of interests in subsidiaries to non-controlling interests	800	2,134	424
Contingent acquisition consideration	(1,427)	(4,662)	(5,750)
Proceeds received on exercise of stock options	2,859	14,529	10,718
Incremental tax benefit on stock options exercised			4,597
Dividends paid to common shareholders	(3,471)	(7,178)	(14,361)
Distributions paid to non-controlling interests	(16,495)	(19,065)	(25,956)
Repurchases of Subordinate Voting Shares			(28,868)
Financing fees paid		(3,029)	(358)
Net cash (used in) provided by financing activities	(14,855)	(88,631)	19,103
Effect of exchange rate changes on cash	(10,720)	(23,837)	(7,905)
(Decrease) increase in cash and cash equivalents	(3,002)	(40,643)	14,089
Cash and cash equivalents, beginning of year	116,150	156,793	142,704
Cash and cash equivalents, end of year	$ 113,148	$ 116,150	$ 156,793